Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY

7. RELATED PARTY

On July 15, 2016, the Company issued an unsecured 7% promissory note to a significant shareholder in the amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019. On April 12, 2019, the Company entered into an exchange agreement with Vantage, which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000.

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019, and bears interest at the rate of 7% per year, due upon maturity. Accrued interest at September 30, 2019 amounted to $6,557.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019, and bore interest at the rate of 7% per year, due upon maturity. Accrued interest at September30, 2019 amounted to $326.

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to December 31, 2019. Following the maturity date, the note bears a 9% annual interest rate until paid in full.

10. RELATED PARTY

Michael Delin, a former director of the Company, provided accounting services to the Company through an entity he owned. During the years ended December 31, 2017 the Company paid Mr. Delin $9,500 for such services.

On May 18, 2018, the Company appointed Mark Goode as the new President and Chief Executive Officer of the Company, effective May 18. 2018. He was also appointed a member and Chairman of the Board of Directors of the Company. The Company has entered into an employment agreement on May 18, 2018 with Mr. Goode. See Note 2 above.